Average Annual Total Returns - Class I Shares - Alger Spectra Fund - I	Class I Inception Date	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return After Taxes on Distributions 1 Year	Class I Return After Taxes on Distributions 5 Years	Class I Return After Taxes on Distributions 10 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class I Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class I Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 3000 Growth Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Sep. 24, 2008	43.53%	19.75%	16.80%	40.66%	17.84%	14.98%	27.78%	15.62%	13.58%	38.26%	20.67%	16.93%